Share Based Payments	12 Months Ended
Dec. 31, 2019
Share Based Payments [Abstract]
SHARE BASED PAYMENTS

18.	SHARE BASED PAYMENTS

Group and Company Options

The company operates share-based payment arrangements to remunerate directors and key employees in the form of a share option scheme. The exercise price of the option is normally equal to the market price of an ordinary share in the company at the date of grant.

	2019		2018		2017
	Weighted		Weighted		Weighted
	Average exercise price (cents)	Options ('000)	Average exercise price (cents)	Options ('000)	Average exercise price (cents)	Options ('000)

Outstanding at 1 January	107	18,617	125	10,717	90	12,449
Granted	-	-	104	9,500	216	668
Forfeited	(152)	(2,238)	(219)	(1,600)	(20)	(2,400)

Outstanding at 31 December	113	16,379	107	18,617	125	10,717

Exercisable at 31 December	67	5,521	50	5,236	57	5,011

No options were exercised during the years ended 31st December 2019, 2018 and 2017.

The total outstanding fair value of the share option instruments is deemed to be approximately $5,011k as at December 31, 2019 (2018: $6,591k; 2017: $6,217k).

The Directors have used the Black-Scholes option pricing model to estimate the fair value of most of the options applying the assumptions below.

Historical volatility relies in part on the historical volatility of a group of peer companies that management believes is generally comparable to the company.

The company has not paid any dividends on common stock since its inception and does not anticipate paying dividends on its common stock in the foreseeable future.

The company has estimated a forfeiture rate of zero.

	30 April 2018	30 August 2017	10 March 2017

Grant date share price	$1.041	$2.156	$2.331
Exercise share price	$1.041	$2.156	$2.331
Vesting periods	Yr1, Yr 2, Yr 3, Yr4	Yr 1, Yr 2, Yr 3, Yr4	Yr1, Yr 2, Yr 3, Yr4

Risk free rate	0.69% to 1.03%	0.69% to 1.09%	0.38% to 1.09%
Expected volatility	58% to 60%	58% to 60%	80% to 167%
Option life	10 years	10 years	10 years
Weighted average share price	$1.041	$2.156	$2.331
Weighted average fair value per share option	$0.484	$0.770	$1.433

For the options issued with a market condition attached, the Directors have used the Monte Carlo simulation to estimate the fair value of these options, the company uses the following methods to determine its underlying assumptions:

●	expected volatilities are based on the historical volatilities of the market

●	the expected term of the awards is 15 years based on managements' assessment of when the market condition is likely to be achieved

●	a range of fair values per share were produced and management have determined the most appropriate value based on their knowledge of the market and vesting conditions being fulfilled.

Warrants

On March 2, 2015, warrants were granted over 600,000 shares at an exercise price of $0.74 per share in lieu of the issue of options. The warrants are exercisable until December 31, 2021.

On May 31, 2015, warrants were granted over 292,500 shares at an exercise price of $0.97 per share in lieu of fundraising fees. The warrants are exercisable until May 31, 2022.

On November 11, 2017, warrants were granted over 100,000 shares at an exercise price of $2.16 per share in conjunction with a Convertible Loan Note. The warrants are exercisable until November 20, 2022.

On December 11, 2017, warrants were granted over 183,333 shares at an exercise price of $2.16 per share in conjunction with a Convertible Loan Note. The warrants are exercisable until December 11, 2023.

On December 15, 2017, warrants were granted over 196,667 shares at an exercise price of $2.16 per share in conjunction with a Convertible Loan Note. The warrants are exercisable until December 15, 2023.

On January 16, 2018, warrants were granted over 63,334 shares at an exercise price of $2.046 per share in lieu of fundraising fees. The warrants are exercisable until January 15, 2024.

On January 22, 2018, warrants were granted over 133,333 shares at an exercise price of $2.04 per share in conjunction with a Convertible Loan Note. The warrants are exercisable until January 22, 2024.

On March 5, 2018, warrants were granted over 78,000 shares at an exercise price of $2.04 per share in lieu of fundraising fees. The warrants are exercisable until March 5, 2024.

On April 19, 2018, warrants were granted over 51,563 shares at an exercise price of $1.02 per share in lieu of fundraising fees. The warrants are exercisable until April 19, 2024.

On November 28, 2018, warrants were granted over 185,000 shares at an exercise price of $1.02 per share in lieu connection with the issuance and conversion of a loan. The warrants are exercisable until November 27, 2023.

On November 28, 2018, warrants were granted over 150,000 shares at an exercise price of $1.02 per share in connection with the issuance and conversion of a loan. The warrants are exercisable until November 27, 2023.

On October 31, 2019, warrants were granted over 185,950 shares at an exercise price of $0.55 per share in in lieu of fundraising fees. The warrants are exercisable until 31 October 2024.

On October 31, 2019, warrants were granted over 1,289,372 shares at an exercise price of $0.55 per share in connection with the issuance of a convertible loan note. The warrants are exercisable until October 31, 2024.

As disclosed in Note 3, the Group has made an adjustment to its accounting treatment of warrants this year.

The Directors have estimated the fair value of the warrants in services provided using the Black-Scholes valuation model and assumptions above.

For each set of warrants, the charge has been expensed over the service period. A share based payment charge for the year of $nil (year to December 2018, restated: $59k) has been expensed in the statement of comprehensive income.